Fair Value of Financial Instruments - Carrying value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 153,977	$ 84,002
Equity Method Investments, Fair Value Disclosure	27,607	24,116
Bank loans, net	87,650	170,737
Redeemable Noncontrolling Interest, Equity, Fair Value	53,015	0
Finance Lease, Liability	0	383,747
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Method Investments, Fair Value Disclosure	27,607	24,116
Cash and Cash Equivalents, Fair Value Disclosure	153,977	84,002
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bank loans, net, Fair Value Disclosure	87,650	170,737
Redeemable Noncontrolling Interest, Equity, Fair Value	53,015	0
Finance Lease, Liability	$ 0	$ 383,747